Indemnification assets (Details) - EUR (€) € in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Business Combinations1 [Abstract]
Beginning balance			€ 9.5
Release of indemnified provision	€ 0.0	€ 0.0	7.7	€ (5.0)
Ending balance	€ 1.8		€ 1.8